ChaseFlex Trust Series 2007-2
June 25, 2007

Table of Contents

Certificate Distribution Report	3
Certificate Factor Report	4
Collection Account Principal Funds	6
Collection Account Interest Funds	6
Total Available Funds	6
Delinquent Mortgage Loans	8
Delinquency Trend Group	8
Mortgage Loans in BK FC ans REO	9
BK FC and REO Monthly Trend Report	9
Realized Loss Group Report	10

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE
CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Table of Contents

PASS THROUGH RATES	13
Basis Risk Interest Carryover	13
Certificate Interest Shortfall Detail	14
Non Supported Interest Shortfall	14
Deferred Applied Amount Detail	15
Investor Supplemental Reports	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

A1	510,849,000.00	500,674,006.40	5,319,953.50	2,336,478.70	7,656,432.20	0.00	0.00	495,354,052.90
A2	56,761,000.00	55,630,445.15	591,105.94	262,390.27	853,496.21	0.00	0.00	55,039,339.21
M1	8,700,000.00	8,700,000.00	0.00	41,470.00	41,470.00	0.00	0.00	8,700,000.00
M2	3,300,000.00	3,300,000.00	0.00	15,840.00	15,840.00	0.00	0.00	3,300,000.00
M3	2,100,000.00	2,100,000.00	0.00	10,307.50	10,307.50	0.00	0.00	2,100,000.00
M4	2,100,000.00	2,100,000.00	0.00	10,797.50	10,797.50	0.00	0.00	2,100,000.00
M5	2,100,000.00	2,100,000.00	0.00	11,235.00	11,235.00	0.00	0.00	2,100,000.00
M6	2,100,000.00	2,100,000.00	0.00	11,497.50	11,497.50	0.00	0.00	2,100,000.00
B1	2,100,000.00	2,100,000.00	0.00	11,497.50	11,497.50	0.00	0.00	2,100,000.00
B2	2,100,000.00	2,100,000.00	0.00	11,497.50	11,497.50	0.00	0.00	2,100,000.00
B3	3,000,000.00	3,000,000.00	0.00	16,425.00	16,425.00	0.00	0.00	3,000,000.00
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	595,210,100.00	583,904,451.55	5,911,059.44	2,739,436.47	8,650,495.91	0.00	0.00	577,993,392.11

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

CE	600,011,458.17	588,704,543.22	0.00	537,377.64	537,377.64	0.00	0.00	582,793,483.77

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE

A1	16165WAA4	980.08218945	10.41394522	4.57371689	14.98766211	969.66824424	5.600000%
A2	16165WAB2	980.08218936	10.41394514	4.62272106	15.03666620	969.66824422	5.660000%
M1	16165WAC0	1,000.00000000	0.00000000	4.76666667	4.76666667	1,000.00000000	5.720000%
M2	16165WAD8	1,000.00000000	0.00000000	4.80000000	4.80000000	1,000.00000000	5.760000%
M3	16165WAE6	1,000.00000000	0.00000000	4.90833333	4.90833333	1,000.00000000	5.890000%
M4	16165WAF3	1,000.00000000	0.00000000	5.14166667	5.14166667	1,000.00000000	6.170000%
M5	16165WAG1	1,000.00000000	0.00000000	5.35000000	5.35000000	1,000.00000000	6.420000%
M6	16165WAH9	1,000.00000000	0.00000000	5.47500000	5.47500000	1,000.00000000	6.570000%
B1	16165WAJ5	1,000.00000000	0.00000000	5.47500000	5.47500000	1,000.00000000	6.570000%
B2	16165WAK2	1,000.00000000	0.00000000	5.47500000	5.47500000	1,000.00000000	6.570000%
B3	16165WAL0	1,000.00000000	0.00000000	5.47500000	5.47500000	1,000.00000000	6.570000%
AR	16165WAM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.000000%
TOTALS		981.00561726	9.93104694	4.60246973	14.53351667	971.07457032

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE

CE	16165WAN6	981.15550162	0.00000000	0.89561230	0.89561230	971.30392401	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Dates:
Record Date	07/24/07
Determination Date	07/16/07
Distribution Date	07/25/07

Interest Accrual Period
Start Date	June 25, 2007
End Date	July 25, 2007
Number of Days in Accrual Period	30

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Collection Account Principal Funds
Aggregate
Scheduled Principal Payment	207,823.70
Principal Prepayment	4,842,581.63
Curtailment	861,071.94
Curtailment Interest Adjustments	-417.82
Repurchase Principal	0.00
Substitution Amount	0.00
Net Liquidation Proceeds	0.00
Other principal Adjustments	0.00
Non Recoverable Principal Advances	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Principal Remittance Amount	5,911,059.45

Collection Account Interest Funds
Aggregate
Gross Interest	3,351,341.41
Servicing Fees	125,590.27
Non Recoverable Interest Advances	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Interest Remittance Amount	3,225,751.14

Total Available Funds
Total
Principal Remittance Amount	5,911,059.45
Interest Remittance Amount	3,225,751.14
Total Remittance Amount	9,136,810.59

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Pool Detail:

Beginning Number of Loans Outstanding	1,020

Ending Number of Loans Outstanding	1,011

Beginning Aggregate Loan Balance	588,704,543.22

Ending Aggregate Loan Balance	582,793,483.77

Current Advances	416,229.71

Aggregate Advances	612,283.10

Weighted Average Remaining Term To Maturity	355

Net Weighted Average Coupon Rate	6.57529%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Delinquent Mortgage Loans
Group 1
Category	Number	Principal Balance	Percentage
1 Month	22	13,549,027.24	2.32%
2 Month	7	4,869,149.53	0.84%
3 Month	1	480,000.00	0.08%
Total	30	18,898,176.77	3.24%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Mortgage Loans in BK FC ans REO

	Number of Loans	Principal Balance	Percentage
Bankruptcy	1	245,415.54	0.0421%
Foreclosure	0	0.00	0.0000%
REO	0	0.00	0.0000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	582,793,483.77	0.00	0.00
TOTAL	0.00	0.00	582,793,483.77	0.00	0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries	0.00

Cumulative Realized Losses - Reduced by Recoveries	0.00

Current Applied Losses	0.00
Cumulative Applied Losses	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Trigger Event	NO
TEST I - Trigger Event Occurrence	NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percentage ?)
Delinquency Percentage	0.95996%
50% of of Senior Enhancement Percentage	2.77972%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

O/C Reporting
Targeted Overcollateralization Amount	4,800,091.67
Ending Overcollateralization Amount	4,800,091.67
Ending Overcollateralization Deficiency	0.00
Overcollateralization Release Amount	0.00
Monthly Excess Interest	486,314.68
Payment to Class CE	537,377.64

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Supplemental Interest Trust Account:

Amounts Received under Yield Maintenance Agreement	0.00

Net Swap Payment Due	0.00
Net Swap Payment Paid	0.00
Net Swap Receipt Due	51,062.96

Beginning Balance	0.00
Additions to the Supplemental Account	51,062.96
Withdrawals from the Supplemental Account	51,062.96
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

Available Net Funds Cap to Libor Certificates	6.575287

One-Month LIBOR for Such Distribution Date	5.320000

PASS THROUGH RATES

LIBOR Certificates Uncapped Pass Through Rate for Current Distribution
Class A1	5.600000
Class A2	5.660000
Class M1	5.720000
Class M2	5.760000
Class M3	5.890000
Class M4	6.170000
Class M5	6.420000
Class M6	6.570000
Class B1	6.570000
Class B2	6.570000
Class B3	6.570000

Basis Risk Interest Carryover

	Interest Carryover Amount Occurred This Period	Interest Carryover Amount Paid This Period	Remaining Interest Carryover Amount
Class A1	0.00	0.00	0.00
Class A2	0.00	0.00	0.00
Class M1	0.00	0.00	0.00
Class M2	0.00	0.00	0.00
Class M3	0.00	0.00	0.00
Class M4	0.00	0.00	0.00
Class M5	0.00	0.00	0.00
Class M6	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

	Certificate Interest Shortfall Detail
	Interest Carryforward Balance with respect to such Distribution Date	Interest Carryforward Amount Paid this distribution	Interest Carryforward Amount Occurred this distribution	Remaining Inter Carryforward Am
Class A1	0.00	0.00	0.00	0.00
Class A2	0.00	0.00	0.00	0.00
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

	Non Supported Interest Shortfall
	Total Prepayment Interest Shortfalls occurred this distribution	Total Relief Act Shortfalls occurred this distribution
Class A1	0.00	0.00
Class A2	0.00	0.00
Class M1	0.00	0.00
Class M2	0.00	0.00
Class M3	0.00	0.00
Class M4	0.00	0.00
Class M5	0.00	0.00
Class M6	0.00	0.00
Class B1	0.00	0.00
Class B2	0.00	0.00
Class B3	0.00	0.00
Class CE	16,932.44	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

	Deferred Applied Amount Detail
	Deferred Amount with respect to such Distribution Date	Deferred Amount Paid this Period	Deferred Amount Occurred this Period	Remaining Deferred Amount
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
July 25, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO
Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.